Average Annual Total Returns (Vanguard Wellington Fund)	12 Months Ended
Nov. 30, 2011
Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.85%
Five Years	3.46%
Ten Years	6.17%
Inception Date	Jul. 01, 1929
Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.95%
Five Years	3.56%
Ten Years	6.28%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.10%
Five Years	2.47%
Ten Years	5.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.83%
Five Years	2.55%
Ten Years	4.87%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Wellington Composite Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.31%
Five Years	2.34%
Ten Years	4.26%
Wellington Composite Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.31%
Five Years	2.34%
Ten Years	4.26%